Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 23,716,768	$ 26,634,332
Accounts receivable	4,043,473	433,002
Advances to suppliers, net	1,382,172	231,230
Inventories, net	344,823	432,955
Other current assets	386,954	259,170
Total Current Assets	29,874,190	27,990,689
Non-Current Assets:
Property and equipment, net	183,386	279,518
Right-of-use lease assets,	227,603	19,833
Deferred Offering Costs	9,893
Goodwill	7,700,569
Total Non-Current Assets	8,121,451	299,351
TOTAL ASSETS	37,995,641	28,290,040
Current Liabilities:
Short-term loan	332,309	47,054
Accounts payable	4,990,647	1,659,501
Contract liabilities	747,093	1,153,717
Lease liabilities	107,467	19,068
Tax Payable	204,232
Accrued expenses and other current liabilities	1,964,469	928,072
Total Current Liabilities	8,346,217	3,807,412
Non-Current Liabilities:
Long-term loan	218,722	414,072
Convertible notes	5,550,607
Lease liabilities	144,163
Total Non-Current Liabilities	9,593,209	6,856,801
TOTAL LIABILITIES	17,939,426	10,664,213
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited shares authorized; 60,945,313 and 32,968,755 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively
Additional paid-in capital	38,571,534	23,385,695
Accumulated deficit	(17,081,329)	(6,009,313)
Accumulated other comprehensive income (loss)	(1,281,864)	253,736
Equity attributable to owners of the Company	20,208,341	17,630,118
Non-controlling interests	(152,126)	(4,291)
TOTAL STOCKHOLDERS’ EQUITY	20,056,215	17,625,827
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	37,995,641	28,290,040
Related Party [Member]
Non-Current Liabilities:
Due to related parties	$ 3,679,717	$ 6,442,729